Subsequent Events (Details) (Restricted Shares)	1 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Feb. 26, 2015
Subsequent events
Granted (in shares)	281,540	486,000	34,286
First anniversary of the date of grant
Subsequent events
Percentage of awards subject to vest		25.00%
Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant
Subsequent events
Percentage of awards subject to vest		75.00%
Period of vesting of the remaining 75% awards granted		12
Subsequent events. | Director and certain employees
Subsequent events
Granted (in shares)				427,500
Number of director granted with restricted shares				1
Service period				4 years
Subsequent events. | Director and certain employees | First anniversary of the date of grant
Subsequent events
Percentage of awards subject to vest				25.00%
Subsequent events. | Director and certain employees | Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant
Subsequent events
Percentage of awards subject to vest				75.00%
Period of vesting of the remaining 75% awards granted				12